Warrants Liabilities - Schedule of Warrants are Fair Valued using Black-Scholes Model (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants are Fair Valued using Black-Scholes Model [Abstract]
Volatility	108.00%	130.00%
Risk-free rate	3.794%	3.794%